Appendix 2 Additional Information Oficio Circular (Official Bulletin) No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($) customer	Dec. 31, 2018 CLP ($) customer
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,175	4,114
Gross Amount	$ 511,455,330	$ 478,170,067
Oficio Circular Official Bulletin No715
Trade And Other Receivables [Line Items]
Gross Amount	$ 511,455,330	$ 478,170,067
Oficio Circular Official Bulletin No715 | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,039,630	1,900,400
Gross Amount	$ 572,250,897	$ 447,898,905
Oficio Circular Official Bulletin No715 | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	79,027	79,789
Gross Amount	$ 119,756,815	$ 11,201,557
Oficio Circular Official Bulletin No715 | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,118,657	1,980,189
Gross Amount	$ 692,007,712	$ 459,100,462
Oficio Circular Official Bulletin No715 | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 445,500,892	$ 419,901,153
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,340,828	1,370,536
Gross Amount	$ 469,633,677	$ 353,865,825
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	36,952	42,898
Gross Amount	$ 116,079,889	$ 9,101,666
Oficio Circular Official Bulletin No715 | Current Portfolio [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,377,780	1,413,434
Gross Amount	$ 585,713,566	$ 362,967,491
Oficio Circular Official Bulletin No715 | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 32,102,797	$ 26,276,061
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	433,225	390,536
Gross Amount	$ 30,871,310	$ 25,894,683
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	21,280	19,304
Gross Amount	$ 1,588,701	$ 626,151
Oficio Circular Official Bulletin No715 | 1-30 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	454,505	409,840
Gross Amount	$ 32,460,011	$ 26,520,834
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 7,445,293	$ 7,805,361
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	106,521	83,029
Gross Amount	$ 7,630,607	$ 7,864,638
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	8,018	6,649
Gross Amount	$ 298,708	$ 201,124
Oficio Circular Official Bulletin No715 | From 31 to 60 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	114,539	89,678
Gross Amount	$ 7,929,315	$ 8,065,762
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 4,113,180	$ 3,629,840
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	17,349	14,466
Gross Amount	$ 4,363,345	$ 3,827,182
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,080	2,014
Gross Amount	$ 336,938	$ 120,204
Oficio Circular Official Bulletin No715 | 61 - 90 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	19,429	16,480
Gross Amount	$ 4,700,283	$ 3,947,386
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 2,320,709	$ 1,677,284
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	11,084	7,515
Gross Amount	$ 2,852,961	$ 2,007,221
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,661	1,182
Gross Amount	$ 144,836	$ 89,226
Oficio Circular Official Bulletin No715 | From 91 to 120 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	12,745	8,697
Gross Amount	$ 2,997,797	$ 2,096,447
Oficio Circular Official Bulletin No715 | 121 to 150 days | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	5,819	4,393
Gross Amount	$ 2,510,766	$ 1,266,995
Oficio Circular Official Bulletin No715 | 121 to 150 days | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	1,256	892
Gross Amount	$ 243,600	$ 134,003
Oficio Circular Official Bulletin No715 | 121 to 150 days | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	7,075	5,285
Gross Amount	$ 2,754,366	$ 1,400,998
Oficio Circular Official Bulletin No715 | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 2,233,138	$ 1,361,556
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,962	3,007
Gross Amount	$ 2,863,659	$ 1,697,721
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	544	459
Gross Amount	$ 174,046	$ 247,970
Oficio Circular Official Bulletin No715 | 151-180 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	4,506	3,466
Gross Amount	$ 3,037,705	$ 1,945,691
Oficio Circular Official Bulletin No715 | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,253,184	$ 894,385
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,647	2,805
Gross Amount	$ 2,571,731	$ 1,446,409
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	377	311
Gross Amount	$ 95,368	$ 82,080
Oficio Circular Official Bulletin No715 | 181-210 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	4,024	3,116
Gross Amount	$ 2,667,099	$ 1,528,489
Oficio Circular Official Bulletin No715 | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 1,396,602	$ 777,678
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	2,677	3,237
Gross Amount	$ 2,421,028	$ 2,772,883
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	342	311
Gross Amount	$ 89,655	$ 90,619
Oficio Circular Official Bulletin No715 | 211-250 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	3,019	3,548
Gross Amount	$ 2,510,683	$ 2,863,502
Oficio Circular Official Bulletin No715 | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Gross Amount	$ 13,181,117	$ 14,969,100
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	114,518	20,876
Gross Amount	$ 46,531,813	$ 47,255,348
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	6,517	5,769
Gross Amount	$ 705,074	$ 508,514
Oficio Circular Official Bulletin No715 | More than 251 days [Member] | Gross Portfolio [Member]
Trade And Other Receivables [Line Items]
Number of Customers | customer	121,035	26,645
Gross Amount	$ 47,236,887	$ 47,763,862